Expense Example - Transamerica JPMorgan International Moderate Growth VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	91	284	493	1,096	116	362	628	1,386